Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Estimated Useful Lives of Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Property	25-46 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Optical fibers	10-20 years
Computer and network equipment	4-11 years
Office equipment	5 years
Motor vehicles	5 years

Weighted Average Useful Lives of Intangible Assets

Intangible assets have weighted average useful lives from the date of purchase as follows:

Purchased software	3.4 years
Radio spectrum license	15 years
Network use right	20 years
Contract backlog*	5.2 years
Customer relationships*	9.5 years
Supplier relationships*	8.9 years
Licenses*	15 years
Trade Name*	15.1 years
Platform software*	5 years
Non-compete agreement*	5.1 years
Internally use software	7 years
Property management relationship*	9 years

*	Acquired in the acquisitions of subsidiaries.

Summary of Impairment Charges Associated with Long-Lived Assets and Acquired Intangibles

The Company recorded impairment charges associated with its long-lived assets and acquired intangibles as follows:

	Years ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Impairment of property and equipment	—	—	238,144	34,300
Impairment of intangible assets	—	—	154,803	22,296

Interest Expense

As a result of total interest costs capitalized during the period, the interest expense for the year ended December 31, 2014, 2015 and 2016, was as follows:

	2014	2015	2016
	RMB	RMB	RMB	US$
Interest expense and amortization cost of bonds	130,355	172,677	113,367	16,328
Interest expense on bank and other borrowings	66,699	55,391	46,377	6,680
Interest expense on capital lease	40,849	57,189	66,687	9,605

Total interest costs	237,903	285,257	226,431	32,613
Less: Total interest costs capitalized	(5,883)	(11,073)	(27,842)	(4,010)

Interest expense, net	232,020	274,184	198,589	28,603